Trading Activities (Tables)	12 Months Ended
Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Assets and Liabilities

Spectrum Technical

Offsetting of Derivative Assets and Liabilities as of December 31, 2015:

		Gross Amounts	Amounts		Gross Amounts Not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$1,246,261	$(1,246,261)	$-		$-	$-	$-
Forwards	1,901,957	(1,901,957)	-		-	-	-

Total assets	$3,148,218	$(3,148,218)	$-		$-	$-	$-

Liabilities
Futures	$(1,548,907)	$1,246,261	$(302,646)	*	$-	$-	$(302,646)
Forwards	(1,988,889)	1,901,957	(86,932)	*	-	-	(86,932)

Total liabilities	$(3,537,796)	$3,148,218	$(389,578)		$-	$-	$(389,578)

Net fair value							$(389,578)	**

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

		Gross Amounts	Amounts		Gross Amounts Not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$4,533,559	$(797,767)	$3,735,792	*	$-	$-	$3,735,792
Forwards	2,011,895	(1,677,220)	334,675	*	-	-	334,675

Total assets	$6,545,454	$(2,474,987)	$4,070,467		$-	$-	$4,070,467

Liabilities
Futures	$(797,767)	$797,767	$-		$-	$-	$-
Forwards	(1,677,220)	1,677,220	-		-	-	-

Total liabilities	$(2,474,987)	$2,474,987	$-		$-	$-	$-

Net fair value							$4,070,467	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

**

In the event of default by Spectrum Technical, MS&Co., Spectrum Technical’s commodity futures broker and the sole counterparty to Spectrum Technical’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Technical’s obligation with Spectrum Technical’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Technical is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Technical’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Schedule of Effect of Trading Activities on the Statements of Financial Condition

The effect of Trading Activities on Spectrum Technical’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

Futures and forward contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)

Commodity	$102,448	$(77,653)	$830,467	$(1,050,646)	$(195,384)	1,422
Equity	121,445	(119,784)	22,245	(51,123)	(27,217)	525
Foreign currency	471,016	(864,767)	1,395,892	(768,935)	233,206	835
Interest rate	167,804	(575,256)	36,901	(29,632)	(400,183)	2,563

Total	$862,713	$(1,637,460)	$2,285,505	$(1,900,336)	$(389,578)

December 31, 2014
Futures and forward contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average number of contracts outstanding for the year (absolute quantity)

Commodity	$35,163	$(640,745)	$1,817,116	$(81,599)	$1,129,935	1,561
Equity	713,684	(173,835)	17,967	(76,616)	481,200	1,203
Foreign currency	267,933	(1,043,641)	1,855,362	(290,158)	789,496	1,355
Interest rate	1,829,953	(149,230)	8,276	(19,163)	1,669,836	4,328

Total	$2,846,733	$(2,007,451)	$3,698,721	$(467,536)	$4,070,467

Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments

The following tables indicate the trading gains and losses by market sector, on derivative instruments of Spectrum Select and Spectrum Technical for the years ended December 31, 2015, 2014 and 2013, respectively.

Spectrum Technical

	2015		2014		2013
Sector
Commodity	$5,162,412		$3,173,650		$1,447,554
Equity	(769,729)		3,873,373		16,778,460
Foreign currency	1,503,142		(6,217,792)		1,928,787
Interest rate	344,021		20,943,980		(10,210,043)

Total	$6,239,846	*	$21,773,211	*	$9,944,758	*

* This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Assets and Liabilities

Spectrum Select

Offsetting of Derivative Assets and Liabilities as of December 31, 2015:

		Gross Amounts	Amounts		Gross Amounts not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$3,831,162	$(2,431,726)	$1,399,436	*	$-	$-	$1,399,436
Forwards	1,168,919	(1,125,088)	43,831	*	-	-	43,831

Total assets	$5,000,081	$(3,556,814)	$1,443,267		$-	$-	$1,443,267

Liabilities
Futures	$(2,431,726)	$2,431,726	$-		$-	$-	$-
Forwards	(1,125,088)	1,125,088	-		-	-	-

Total liabilities	$(3,556,814)	$3,556,814	$-		$-	$-	$-

Net fair value							$1,443,267	**

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

		Gross Amounts	Amounts		Gross Amounts not Offset in the
		Offset in the	Presented in the		Statements of Financial Condition
		Statements of	Statements of			Cash Collateral
	Gross Amounts	Financial	Financial		Financial	Received/
	Recognized	Condition	Condition		Instruments	Pledged**	Net Amount
Assets
Futures	$7,228,527	$(1,519,724)	$5,708,803	*	$-	$-	$5,708,803
Forwards	2,346,025	(1,592,346)	753,679	*	-	-	753,679

Total assets	$9,574,552	$(3,112,070)	$6,462,482		$-	$-	$6,462,482

Liabilities
Futures	$(1,519,724)	$1,519,724	$-		$-	$-	$-
Forwards	(1,592,346)	1,592,346	-		-	-	-

Total liabilities	$(3,112,070)	$3,112,070	$-		$-	$-	$-

Net fair value							$6,462,482	**

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the Statements of Financial Condition.

**

In the event of default by Spectrum Select, MS&Co., Spectrum Select’s commodity futures broker and the sole counterparty to Spectrum Select’s off-exchange-traded contracts, as applicable, has the right to offset Spectrum Select’s obligation with Spectrum Select’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. There is no collateral posted by MS&Co. and as such, in the event of default by MS&Co., Spectrum Select is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, Spectrum Select’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee fund may be available in the event of a default.

Schedule of Effect of Trading Activities on the Statements of Financial Condition

The effect of Trading Activities on Spectrum Select’s Statements of Financial Condition as of December 31, 2015 and 2014:

December 31, 2015

						Average
						number of
						contracts
						outstanding
	Long	Long	Short	Short	Net	for the year
	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized	(absolute
Futures and forward contracts	Gain	Loss	Gain	Loss	Gain/(Loss)	quantity)

Commodity	$429,652	$(727,416)	$2,330,691	$(1,165,217)	$867,710	3,656
Equity	126,263	(232,646)	70,696	(188,714)	(224,401)	800
Foreign currency	274,905	(225,374)	1,359,288	(414,808)	994,011	1,249
Interest rate	292,472	(474,575)	116,114	(128,064)	(194,053)	4,400

Total	$1,123,292	$(1,660,011)	$3,876,789	$(1,896,803)	$1,443,267

December 31, 2014

						Average
						number of
						contracts
						outstanding
	Long	Long	Short	Short	Net	for the year
	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized	(absolute
Futures and forward contracts	Gain	Loss	Gain	Loss	Gain/(Loss)	quantity)

Commodity	$282,336	$(2,191,868)	$4,475,726	$(216,133)	$2,350,061	4,302
Equity	515,619	(278,910)	7,778	(105,700)	138,787	1,107
Foreign currency	161,381	(109,346)	1,083,928	(92,427)	1,043,536	1,707
Interest rate	3,045,534	(116,781)	2,250	(905)	2,930,098	4,621

Total	$4,004,870	$(2,696,905)	$5,569,682	$(415,165)	$6,462,482

Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments

The following tables indicate the trading gains and losses by market sector, on derivative instruments of Spectrum Select and Spectrum Technical for the years ended December 31, 2015, 2014 and 2013, respectively.

Spectrum Select

	2015		2014		2013
Sector
Commodity	$(1,071,073)		$11,295,753		$(8,240,610)
Equity	(2,848,607)		(3,990,077)		17,236,173
Foreign currency	2,577,114		4,185,603		583,533
Interest rate	(132,336)		9,213,718		(3,637,449)

Total	$(1,474,902)	*	$20,704,997	*	$5,941,647	*

* This amount is included in “Total trading results” in the respective Partnership’s Statements of Income and Expenses.